CONSOLIDATED STATEMENT OF FINANCIAL POSITION - ZAR (R) R in Millions	Jun. 30, 2025	Jun. 30, 2024
ASSETS
Non-current assets	R 9,962.5	R 7,956.8
Property plant and equipment	8,542.2	6,794.9
Investments in rehabilitation and other funds	1,002.8	912.5
Payments made under protest	56.7	45.6
Other investments	322.5	180.4
Deferred tax asset	38.3	23.4
Current Assets	2,283.5	1,493.6
Inventories	522.6	460.0
Current tax receivable	4.3	33.1
Trade and other receivables	329.6	479.0
Assets held for sale	120.8	0.0
Cash and cash equivalents	1,306.2	521.5
TOTAL ASSETS	12,246.0	9,450.4
EQUITY AND LIABILITIES
Equity	8,883.0	6,889.4
Stated share capital	6,197.3	6,192.2
Retained earnings	2,685.7	697.2
Non-current liabilities	2,361.8	1,607.5
Provision for environmental rehabilitation	558.7	616.8
Deferred tax liability	1,781.8	958.0
Liability for post-retirement medical benefits	11.3	10.4
Lease liabilities	10.0	22.3
Current liabilities	1,001.2	953.5
Trade and other payables	954.4	917.4
Current portion of lease liabilities	7.4	6.9
Current tax liability	29.5	29.2
Liabilities directly associated with the assets held for sale	9.9	0.0
Total Liabilities	3,363.0	2,561.0
TOTAL EQUITY AND LIABILITIES	R 12,246.0	R 9,450.4